Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Commitments to Purchase Mineral Stream
The following table summarizes the Company’s commitments to make per-ounce
cash payments for gold, silver and palladium and per pound cash payments for cobalt to which it has the contractual right pursuant to the PMPAs:

Mineral Stream Interests	Attributable Payable Production to be Purchased								Per Unit of Measurement Cash Payment 1								Term of Agreement	Date of Original Contract
	Gold		Silver		Palladium		Cobalt		Gold		Silver		Palladium		Cobalt
Peñasquito	0%		25%		0%		0%		n/a		$4.29		n/a		n/a		Life of Mine	24-Jul-07
Constancia	50%		100%		0%		0%		$408	²	$6.02	²	n/a		n/a		Life of Mine	8-Aug-12
Salobo	75%		0%		0%		0%		$412		n/a		n/a		n/a		Life of Mine	28-Feb-13
Sudbury	70%		0%		0%		0%		$400		n/a		n/a		n/a		20 years	28-Feb-13
Antamina	0%		33.75%		0%		0%		n/a		20%		n/a		n/a		Life of Mine	3-Nov-15
San Dimas	variable	³	0%	³	0%		0%		$606		n/a		n/a		n/a		Life of Mine	10-May-18
Stillwater	100%		0%		4.5%	4	0%		18%	5	n/a		18%	5	n/a		Life of Mine	16-Jul-18
Voisey’s Bay	0%		0%		0%		42.4%	6	n/a		n/a		n/a		18%	7	Life of Mine	11-Jun-18
Other
Los Filos	0%		100%		0%		0%		n/a		$4.46		n/a		n/a		25 years	15-Oct-04
Zinkgruvan	0%		100%		0%		0%		n/a		$4.46		n/a		n/a		Life of Mine	8-Dec-04
Yauliyacu	0%		100%	8	0%		0%		n/a		$8.94	9	n/a		n/a		Life of Mine	23-Mar-06
Stratoni	0%		100%		0%		0%		n/a		$11.43	10	n/a		n/a		Life of Mine	23-Apr-07
Neves-Corvo	0%		100%		0%		0%		n/a		$4.34		n/a		n/a		50 years	5-Jun-07
Aljustrel	0%		100%	¹¹	0%		0%		n/a		50%		n/a		n/a		50 years	5-Jun-07
Minto	100%	¹²	100%		0%		0%		75%	¹³	$4.31		n/a		n/a		Life of Mine	20-Nov-08
Keno Hill	0%		25%		0%		0%		n/a		variable	14	n/a		n/a		Life of Mine	2-Oct-08
Pascua-Lama	0%		25%		0%		0%		n/a		$3.90		n/a		n/a		Life of Mine	8-Sep-09
Rosemont	100%		100%		0%		0%		$450		$3.90		n/a		n/a		Life of Mine	10-Feb-10
Loma de La Plata	0%		12.5%		0%		0%		n/a		$4.00		n/a		n/a		Life of Mine	n/a 15
777	50%		100%		0%		0%		$425	²	$6.26	²	n/a		n/a		Life of Mine	8-Aug-12
Marmato	6.5%	16	100%	16	0%		0%		18%	17	18%	17	n/a		n/a		Life of Mine	5-Nov-20
Cozamin	0%		50%	18	0%		0%		n/a		10%		n/a		n/a		Life of Mine	10-Dec-20
Early Deposit
Toroparu	10%		50%		0%		0%		$400		$3.90		n/a		n/a		Life of Mine	11-Nov-13
Cotabambas	25%	19	100%	19	0%		0%		$450		$5.90		n/a		n/a		Life of Mine	21-Mar-16
Kutcho	100%	20	100%	20	0%		0%		20%		20%		n/a		n/a		Life of Mine	14-Dec-17

1)
The production payment is measured as either a fixed amount per ounce of metal delivered, or as a percentage of the spot price of the underlying metal on the date of delivery. Contracts where the payment is a fixed amount per ounce of metal delivered are subject to an annual inflationary increase, with the exception of Loma de La Plata and Sudbury. Additionally, should the prevailing market price for the applicable metal be lower than this fixed amount, the per ounce cash payment will be reduced to the prevailing market price, with the exception of Yauliyacu where the per ounce cash payment will not be reduced below $4.44, subject to an annual inflationary factor.

2)	Subject to an increase to $9.90 per ounce of silver and $550 per ounce of gold after the initial 40-year term.
3)
Under the terms of the San Dimas PMPA, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of 70:1 from the San Dimas mine. If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated. Effective April 1, 2020, the fixed gold to silver exchange ratio was revised to 90:1, with the 70:1 ratio being reinstated on October 15, 2020.

4)
The Company is committed to purchase 4.5% of Stillwater palladium production until 375,000 ounces are delivered to the Company, thereafter 2.25% of Stillwater palladium production until 550,000 ounces are delivered to the Company and 1% of Stillwater palladium production thereafter for the life of mine.

5)	To be increased to 22% of the spot price once the market value of gold and palladium delivered to Wheaton, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
6)	Once the Company has received 31 million pounds of cobalt, the Company’s attributable cobalt production will be reduced to 21.2%.
7)	To be increased to 22% of the spot price once the market value of cobalt delivered to Wheaton, net of the per pound cash payment, exceeds the initial upfront cash deposit.
8)	The Company is committed to purchase an amount equal to 100% of the first 1.5 million ounces of payable silver produced at Yauliyacu per annum and 50% of any excess.
9)
Should the market price of silver exceed $20 per ounce, in addition to the $8.94 per ounce, the Company is committed to pay Glencore an additional amount for each ounce of silver delivered equal to 50% of the excess, to a maximum of $10 per ounce, such that when the market price of silver is $40 or above, the Company will pay Glencore $18.94 per ounce of silver delivered.

10)
In October 2015, in order to incentivize additional exploration and potentially extend the limited remaining mine life of Stratoni, Wheaton and Eldorado Gold agreed to modify the Stratoni PMPA such that the production price per ounce of silver delivered to Wheaton would be increased over the then fixed price based on the amount of drilling completed outside of the existing ore body and within Wheaton’s defined area of interest (“Expansion Drilling”) by December 31, 2020.The figures in the above table reflect the fact that Eldorado completed a total of 30,000 meters of Expansion Drilling, resulting in a $7.00 per ounce increase.

11)	Wheaton only has the rights to silver contained in concentrate containing less than 15% copper at the Aljustrel mine.
12)	The Company is committed to acquire 100% of the first 30,000 ounces of gold produced per annum and 50% thereafter.
13)
The Company has amended the Minto PMPA such that the cash payment per ounce of gold delivered will be 75% of the spot price of gold. This amended pricing will end on the earlier of (i) 14 months after the first delivery is due; or (ii) once 11,000 ounces of gold have been delivered to the Company. Once this amended pricing ends, the cash payment per ounce of gold delivered will be $325, subject to an increase in periods where the market price of copper is lower than $2.50 per pound.

14)
Effective July 2020, the price paid per ounce of silver delivered under the Keno Hill PMPA has been modified to be between 10% of the spot price of silver when the market price of silver is at or above $23.00 per ounce, to 90% of the spot price of silver when the market price of silver is at or below $15.00 per ounce.

15)	Terms of the agreement not yet finalized.
16)
Once Wheaton has received 190,000 ounces of gold and 2.15 million ounces of silver under the Marmato PMPA the Company’s attributable gold and silver production will be reduced to 3.25% and 50%, respectively.

17)	To be increased to 22% of the spot price once the market value of gold and silver delivered to the Company, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
18)	Once Wheaton has received 10 million ounces, the Company’s attributable silver production will be reduced to 33% of silver production for the life of the mine.
19)
Once 90 million silver equivalent ounces attributable to Wheaton have been produced, the attributable production will decrease to 16.67% of gold production and 66.67% of silver production for the life of mine.

20)	Once 51,000 ounces of gold and 5.6 million ounces of silver have been delivered to Wheaton, attributable production will decrease to 66.67% of gold and silver production for the life of mine.

Summary of Other Contractual Obligations and Contingencies
Other Contractual Obligations and Contingencies

	Obligations With Scheduled Payment Dates
(in thousands)	2021	2022 - 2024	2025 - 2026	After 2026	Sub-Total	Other Commitments	Total

Bank debt 1	$-	$-	$195,000	$-	$195,000	$-	$195,000

Interest 2	2,311	8,722	622	-	11,655	-	11,655

Payments for mineral stream interests
Rosemont 3	-	-	-	-	-	231,150	231,150
Loma de La Plata	-	-	-	-	-	32,400	32,400
Marmato	38,000	-	-	-	38,000	72,000	110,000
Cozamin 4	150,000	-	-	-	150,000	-	150,000
Salobo 5	-	670,000	-	-	670,000	-	670,000

Payments for early deposit mineral stream interest
Toroparu	-	-	-	-	-	138,000	138,000
Cotabambas	1,500	2,500	-	-	4,000	126,000	130,000
Kutcho	-	-	-	-	-	58,000	58,000

Non-revolving credit facility 6	208	-	-	-	208	-	208

Leases liabilities	895	2,733	336	-	3,964	-	3,964

Total contractual obligations	$192,914	$683,955	$195,958	$-	$1,072,827	$657,550	$1,730,377

1)	At December 31, 2020, the Company had $195 million drawn and outstanding on the Revolving Facility.
2)
As the applicable interest rates are floating in nature, the interest charges are estimated based on market-based forward interest rate curves at the end of the reporting period combined with the assumption that the principal balance outstanding at December 31, 2020 does not change until the debt maturity date.

3)	Includes contingent transaction costs of $1 million.
4)	In connection with the Cozamin PMPA, the Company paid Capstone $150 million on February 19, 2021 once certain conditions had been met.
5)
As more fully explained on the following page, assuming the Salobo III expansion project achieves 12 Mtpa of additional processing capacity (bringing total processing capacity at Salobo to 36 Mtpa) by the end of 2022, the Company would expect to pay an estimated expansion payment of between $570 million to $670 million.

6)	Represents the maximum amount available to Kutcho under the non-revolving credit facility (Note 24).